MANDATORILY REDEEMABLE NONCONTROLLING INTEREST - Roll forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Mandatorily Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance	$ 11,381	$ 6,593
Issuance of mandatorily redeemable noncontrolling interest			$ 6,299
Changes in fair values of mandatorily redeemable noncontrolling interest, excluding impact of instrument-specific credit risk	108	5,565	302
Changes in fair values of mandatorily redeemable noncontrolling interest due to the instrument specific credit risk	0	(30)	13
Redemption of mandatorily redeemable noncontrolling interest	(11,554)
Foreign currency translation adjustment	$ 65	(747)	(21)
Ending balance		$ 11,381	$ 6,593